May 31, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 188 (File No. 333-192858) and Amendment No. 192 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 188 and, under the Investment Company Act of 1940, as amended, Amendment No. 192 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the Trust’s Mesirow Financial Core Bond Fund (the “Core Bond Fund”) and Mesirow Financial Small Cap Value Fund (the “Small Cap Value Fund” and, together with the “Core Bond Fund,” the “Funds”):

In the Prospectus:

1) Changing the name of the Core Bond Fund to the “Mesirow Financial Enhanced Core Plus Fund” and changing the name of the Small Cap Value Fund to the “Mesirow Financial Small Cap Value Sustainability Fund.”

2) Making related changes to each Fund’s “Principal Investment Strategies” section.

3) Adding disclosure relating to Derivatives Risk, Exchange-Traded Funds (ETFs) Risk, Foreign Currency Risk, Emerging Markets Risk, Hybrid Preferred Securities Risk and Trust Preferred Securities Risk to the Core Bond Fund’s “Principal Risks” section and the Funds’ “More Information About Risk” section.

4) Adding disclosure relating to Sustainability (ESG) Policy Risk to the Small Cap Value Fund’s “Principal Risks” section and the Funds’ “More Information About Risk” section.

5) Reflecting changes to the Core Bond Fund’s investment advisory fee and maximum annual operating expense limit.

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001

In the Statement of Additional Information (“SAI”):

1) Adding disclosure relating to Trust Preferred Securities, Hybrid Preferred Securities, and Foreign Exchange Spot Transactions to the “Description of Permitted Investments” section.

We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Funds’ prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Funds, pursuant to Rule 485(a)(2) on September 13, 2018 (SEC Accession No. 0001398344-18-013548) (the “2018 Filing”). Aside from the Material Changes described above, substantially all of the disclosures in the Filing that differ from those in the 2018 Filing have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II since the 2018 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London

Brian T. London